[logo] PIONEER
       Investments(R)







                                                          March 5, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Mid Cap Value Fund (the "Trust")
     (File Nos. 33-34801 and 811-06106)
     CIK No. 0000863334

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Trust's Class A, B and C shares, Class R shares and Class Y shares and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27 to the Trust's registration statement on Form N-1A filed electronically with the Commission on February 27, 2007 (Accession No. 0000863334-07-000009 ).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 517-8909.

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Senior Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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